Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES
Loss for the year	$ (28,859)	$ (3,022)	$ (2,879)
Items not affecting cash:
Amortization	12	14	25
Share based payments		317	504
Interest income	(26)	(74)	(16)
Write-off exploration and evaluation assets	26,510
Changes in working capital	11	21	(95)
Other:
Interest received	36	80	32
Net cash used in operating activities	(2,316)	(2,664)	(2,429)
INVESTING ACTIVITIES
Expenditures on exploration and evaluation assets	(780)	(14,566)	(11,385)
Short-term investments	2,500		200
Advance	(24)
Purchase of equipment	(5)		(20)
Net cash provided by (used in) investing activities	1,691	(14,566)	(11,205)
FINANCING ACTIVITIES
Proceeds from issuance of common shares	1,728	17,500	13,951
Direct financing costs	(344)	(329)	(549)
Net cash provided by financing activities	1,384	17,171	13,402
Change in cash equivalents for the year	759	(59)	(232)
Cash and cash equivalents, beginning of the year	339	398	630
Cash and cash equivalents, end of the year	$ 1,098	$ 339	$ 398